Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
Changes in accrued warranty liabilities during the indicated periods are as follows:

	Six months ended June 30,
	2025	2024
Balance, January 1	$15,749	$17,871
Provision	4,033	2,856
Utilized	(4,179)	(5,233)
Foreign currency adjustment	423	(45)
Balance, June 30	$16,026	$15,449